Consolidated balance sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 1,232	$ 435
Share capital, shares authorized (in shares)	80,000,000	80,000,000
Share capital, shares issued (in shares)	34,063,981	33,540,034
Share capital, shares outstanding (in shares)	34,063,981	33,540,034
Share capital, par value (in dollars per share)	$ 0	$ 0
Common stock held in treasury, shares (in shares)	61,874	93,813